NET LOSS PER COMMON SHARE - Schedule of Earnings Per Share (Details) (USD $)	3 Months Ended		9 Months Ended		13 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Numerator:
Loss from continuing operations	$ (5,078,909)	$ (14,574,730)	$ (45,542,658)	$ (17,260,264)	$ (58,014,108)
(Loss) gain from discontinued operations, net of tax		$ (1,874,969)	$ (50,298)	$ (2,995,376)	$ 802,367
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	256,619,449	113,594,049	206,120,460	49,198,517	182,407,492
Loss from continuing operations	$ (0.02)	$ (0.13)	$ (0.22)	$ (0.35)	$ (0.32)
(Loss) income from discontinued operations	$ 0.00	$ (0.02)	$ 0.00	$ (0.06)	$ 0.00